CONTINGENT RISKS AND COMMITMENTS (Tables)	12 Months Ended
Dec. 31, 2022
CONTINGENT RISKS AND COMMITMENTS [Abstract]
Contingent risks and commitments
a)	This item consists of the following:

	2022	2021
	S/(000)	S/(000)

Contingent credits - indirect loans (b)
Guarantees and performance bonds	18,244,865	20,455,238
Import and export letters of credit	2,683,190	2,459,105
Sub-total, Note 7(b)	20,928,055	22,914,343

Responsibilities under credit line agreements (c)	86,597,041	88,382,322
Total	107,525,096	111,296,665